Finance income and expenses - Finance expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income and expenses
Interest expenses		$ 380.8	$ 224.8	$ 168.9
Adjustments to financial liabilities in respect estimated cashflows and repayments	[1]	46.0	5.1	3.9
Losses reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income		13.6	2.6
Net foreign currency exchange rate differences		1.2
Impairment losses on trade and other receivables		5.1	6.9	2.8
Total finance expenses		446.7	$ 239.4	$ 175.6
Adjustments for increase (decrease) in financial liabilities held for trading		46.0
Adjustments for increase (decrease) in other liabilities		$ 21.0

[1]	In 2023, further to an expiration of related repurchase options, the Company concluded that certain vessels, which were previously subject to a sale and lease back transaction accounted as a secured borrowing, will be redelivered on lease maturity. Accordingly, the Company recorded US$ 46 million as a financial expense for remeasurement of the related liability (and US$ 21 million as a capital loss for derecognizing such liability and the related vessels, all with no cash impact).